Private Placement (Details) - USD ($)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement [Abstract]
Purchased aggregate of share	655,000	655,000
Purchase price	$ 10	$ 10
Aggregate purchase price	$ 6,550,000	$ 6,550,000